Pay vs Performance Disclosure - USD ($)	5 Months Ended		7 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 26, 2024	Jul. 26, 2023	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table shows the past two fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table (“SCT”), the compensation actually paid (“CAP”) to our named executive officers (as determined under SEC rules), and our net income.
SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2024 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards, if applicable. For purposes of the disclosure below, no pension valuation adjustments were required.

Year	SCT Total for Principal Executive Officer (“PEO”)(1)	SCT Total for Principal Executive Officer (“PEO”)(2)	SCT Total for Principal Executive Officer (“PEO”)(3)	CAP to PEO(1)(4)	CAP to PEO(2)(5)	CAP to PEO(3)(6)	Average SCT Total for Non-PEO Named Executive Officers (“NEOs”)(7)	Average CAP to Non-PEO NEOs(7)	Net Loss (thousands)(8)
2024	$707,481	$1,382,383	—	$158,578	$1,187,519	—	$731,112	$664,516	$(11,862)
2023	$1,157,142	$1,149,311	$403,009	$876,629	$868,798	$441,453	$839,761	$515,677	$(74,564)

(1)	Joseph Risico was the Company’s Co-PEO from July 26, 2023 through June 26, 2024, on which date he resigned from the Company.
(2)	Arturo Rodriguez was the Company’s Co-PEO from July 26, 2023 through June 26, 2024, on which date he became the Company’s sole PEO.
(3)	Yaniv Sarig was the Company’s PEO during the 2023 fiscal year until his resignation on July 26, 2023.
(4)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Joseph Risico:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	$406,560	—	—	—	$(142,343)	—	$(548,903)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	—	$(280,513)

(5)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Arturo Rodriguez:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	$774,400	$844,800	$(159,095)	—	$(106,169)	—	$(194,864)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	—	$(280,513)

(6)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Yaniv Sarig:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	—	—	—	—	—	—	—
2023	—	—	—	$15,480	$22,964	—	$38,444

(7)
For the 2024 fiscal year, our Non-PEO NEOs were: Joshua Feldman and Phillip Lepper. For the 2023 fiscal year, our Non-PEO NEOs were: Roi Zahut. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	$509,825	$494,400	$(106,207)	$41,625	$(53,183)	—	$(133,190)
2023	$521,903	$323,555	$(90,072)	$13,711	$(49,376)	—	$(324,084)

(8)	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	Joseph Risico was the Company’s Co-PEO from July 26, 2023 through June 26, 2024, on which date he resigned from the Company.
(2)	Arturo Rodriguez was the Company’s Co-PEO from July 26, 2023 through June 26, 2024, on which date he became the Company’s sole PEO.
(3)	Yaniv Sarig was the Company’s PEO during the 2023 fiscal year until his resignation on July 26, 2023.

Adjustment To PEO Compensation, Footnote
(4)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Joseph Risico:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	$406,560	—	—	—	$(142,343)	—	$(548,903)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	—	$(280,513)

(5)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Arturo Rodriguez:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	$774,400	$844,800	$(159,095)	—	$(106,169)	—	$(194,864)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	—	$(280,513)

(6)	The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Yaniv Sarig:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	—	—	—	—	—	—	—
2023	—	—	—	$15,480	$22,964	—	$38,444

Non-PEO NEO Average Total Compensation Amount					$ 731,112	$ 839,761
Non-PEO NEO Average Compensation Actually Paid Amount					$ 664,516	515,677
Adjustment to Non-PEO NEO Compensation Footnote
(7)
For the 2024 fiscal year, our Non-PEO NEOs were: Joshua Feldman and Phillip Lepper. For the 2023 fiscal year, our Non-PEO NEOs were: Roi Zahut. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2024	$509,825	$494,400	$(106,207)	$41,625	$(53,183)	—	$(133,190)
2023	$521,903	$323,555	$(90,072)	$13,711	$(49,376)	—	$(324,084)

Net Income (Loss)					$ (11,862,000)	(74,564,000)
PEO Name	Arturo Rodriguez			Yaniv Sarig
Joseph Risico [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					707,481	1,157,142
PEO Actually Paid Compensation Amount					158,578	876,629
PEO Name		Joseph Risico	Joseph Risico
Arturo Rodriguez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,382,383	1,149,311
PEO Actually Paid Compensation Amount					1,187,519	868,798
PEO Name		Arturo Rodriguez	Arturo Rodriguez
Yaniv Sarig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	403,009
PEO Actually Paid Compensation Amount					0	441,453
PEO | Joseph Risico [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(548,903)	(280,513)
PEO | Joseph Risico [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(406,560)	(834,066)
PEO | Joseph Risico [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	654,637
PEO | Joseph Risico [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	(65,419)
PEO | Joseph Risico [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	13,711
PEO | Joseph Risico [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(142,343)	(49,376)
PEO | Joseph Risico [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Arturo Rodriguez [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(194,864)	(280,513)
PEO | Arturo Rodriguez [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(774,400)	(834,066)
PEO | Arturo Rodriguez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					844,800	654,637
PEO | Arturo Rodriguez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(159,095)	(65,419)
PEO | Arturo Rodriguez [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	13,711
PEO | Arturo Rodriguez [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(106,169)	(49,376)
PEO | Arturo Rodriguez [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Yaniv Sarig [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	38,444
PEO | Yaniv Sarig [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Yaniv Sarig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Yaniv Sarig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Yaniv Sarig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	15,480
PEO | Yaniv Sarig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	22,964
PEO | Yaniv Sarig [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(133,190)	(324,084)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(509,825)	(521,903)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					494,400	323,555
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(106,207)	(90,072)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					41,625	13,711
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(53,183)	(49,376)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0